OMB APPROVAL
OMB Number: 3235-0582
Expires: January 31, 2015
Estimated average burden hours per response 7.2

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200 Wellesley, MA 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:     (781) 235-7055

Date of fiscal year end:       October 31

Date of reporting period:      July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President
Date	August 27, 2012

* Print the name and title of each signing officer under his or her signature.

EXHIBIT A

INVESTMENT COMPANY REPORT

New Century Portfolios New Century Capital Portfolio Ticker: NCCPX Proxy Voting Record: 7/1/11-6/30/12

Issuer	Ticker	Cusip Number	SH Meeting Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	N/A	N/A	10/5/2011	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/5/2011	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2011	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/5/2011	Other Matters	Issuer	Yes	For	For

New Century Portfolios New Century Balanced Portfolio Ticker: NCIPX Proxy Voting Record: 7/1/11-6/30/12

Issuer	Ticker	Cusip Number	SH Meeting Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	N/A	N/A	10/5/2011	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/5/2011	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2011	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/5/2011	Other Matters	Issuer	Yes	For	For
Inverse Government Long Bond Strategy Fund - Investor Class	RYJUX	783554-702	11/22/2011	To approve a new investment advisory agreement between the trust and Securities Investors, LLC	Issuer	Yes	For	For
Inverse Government Long Bond Strategy Fund - Investor Class	RYJUX	783554-702	11/22/2011	Elect Directors	Issuer	Yes	For	For
Inverse Government Long Bond Strategy Fund - Investor Class	RYJUX	783554-702	11/22/2011	To approve a "manager of managers" arrangement	Issuer	Yes	For	For

New Century Portfolios New Century Opportunistic Portfolio Ticker: NCAPX Proxy Voting Record: 7/1/11-6/30/12

Issuer	Ticker	Cusip Number	SH Meeting Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	N/A	N/A	10/5/2011	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/5/2011	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2011	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/5/2011	Other Matters	Issuer	Yes	For	For
Meridian Growth Fund	MERDX	589619-105	6/19/2012	Elect Directors	Issuer	Yes	For	For
Meridian Growth Fund	MERDX	589619-105	6/19/2012	To approve the proposed management agreement between Aster Investment Management Co., Inc. and the corporation, on behalf of the fund listed on this proxy card	Issuer	Yes	For	For

New Century Portfolios New Century International Portfolio Ticker: NCFPX Proxy Voting Record: 7/1/11-6/30/12

Issuer	Ticker	Cusip Number	SH Meeting Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Investment Company Institute	N/A	N/A	10/5/2011	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/5/2011	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2011	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/5/2011	Other Matters	Issuer	Yes	For	For

New Century Portfolios New Century Alternative Strategies Portfolio Ticker: NCHPX Proxy Voting Record: 7/1/11-6/30/12

Issuer	Ticker	Cusip Number	SH Meeting Date	Actions Voted on	Matter Proposed by Issuer or Security Holder	Did Registrant Cast its Vote on the Matter	How Registrant Cast Vote	Whether Registrant Cast its Vote For or Against Management
Royce Value Trust Inc. - Common Stock	RVT	780910-105	9/22/2011	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/5/2011	Elect Directors	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/5/2011	Ratification of PricewaterhouseCoopers LLP as independent auditors for fiscal year ending September 30, 2011	Issuer	Yes	For	For
Investment Company Institute	N/A	N/A	10/5/2011	Other Matters	Issuer	Yes	For	For
Eaton Vance Enhanced Equity Income Fund II	EOS	278277-108	4/20/2012	Elect Directors	Issuer	Yes	For	For
Eaton Vance Tax-Managed Buy-Write Income Fund	ETB	27828X-100	4/20/2012	Elect Directors	Issuer	Yes	For	For
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	ETV	27828Y-108	4/20/2012	Elect Directors	Issuer	Yes	For	For